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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Radunsky
Title:   Chief Operating Officer
Phone:   (972) 535-1983

Signature, Place, and Date of Signing:

/s/ David Radunksy      Plano, TX      February 14, 2013
-------------------   --------------   ------------------
   [Signature]        [City, State]         [Date]

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 459,711
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
--------             ----------------- --------- -------- --------------------------  ----------  -------- ----------------------
                                                                                                              VOTING AUTHORITY
                         TITLE OF                 VALUE    SHRS OR                    INVESTMENT   OTHER   ----------------------
NAME OF ISSUER            CLASS         CUSIP    (X1000)   PRN AMT   SH/PRN  PUT/CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------       ----------------- --------- -------- ---------- ------  -------- ----------  -------- ---------- ------ ----
3M CO                      COM         88579Y101   3,688      39,725  SH                SOLE                   39,725   0     0
ABBOTT LABS                COM         002824100   3,497      53,383  SH                SOLE                   53,383   0     0
AUTOMATIC DATA
 PROCESSING IN             COM         053015103  17,331     304,428  SH                SOLE                  304,428   0     0
AUTOZONE INC               COM         053332102  12,086      34,100  SH                SOLE                   34,100   0     0
BERKLEY W R CORP           COM         084423102   7,963     210,987  SH                SOLE                  210,987   0     0
CADENCE DESIGN
 SYSTEM INC          NOTE 1.500%12/1   127387AF5  27,440  27,500,000  PRN               SOLE               27,500,000   0     0
CARNIVAL CORP           PAIRED CTF     143658300   7,472     203,200  SH                SOLE                  203,200   0     0
CHECK POINT
 SOFTWARE TECH LT          ORD         M22465104   8,727     183,187  SH                SOLE                  183,187   0     0
CISCO SYS INC              COM         17275R102  12,947     658,900  SH                SOLE                  658,900   0     0
CLOROX CO DEL              COM         189054109   3,556      48,565  SH                SOLE                   48,565   0     0
COACH INC                  COM         189754104   3,641      65,600  SH                SOLE                   65,600   0     0
COCA COLA CO               COM         191216100  13,538     373,475  SH                SOLE                  373,475   0     0
COLGATE PALMOLIVE
 CO                        COM         194162103   3,503      33,504  SH                SOLE                   33,504   0     0
COMMONWEALTH REIT     COM SH BEN INT   203233101   4,081     257,659  SH                SOLE                  257,659   0     0
DARDEN
 RESTAURANTS INC           COM         237194105   2,988      66,296  SH                SOLE                   66,296   0     0
DELL INC                   COM         24702R101     601      59,284  SH                SOLE                   59,284   0     0
EBAY INC                   COM         278642103   8,070     158,250  SH                SOLE                  158,250   0     0
ELLINGTON FINANCIAL
 LLC                       COM         288522303   5,615     250,000  SH                SOLE                  250,000   0     0
ENGILITY HLDGS INC         COM         29285W104   5,901     306,369  SH                SOLE                  306,369   0     0
ENSCO PLC              SHS CLASS A     G3157S106   3,337      56,289  SH                SOLE                   56,289   0     0
EXXON MOBIL CORP           COM         30231G102   3,337      38,557  SH                SOLE                   38,557   0     0
FOSSIL INC                 COM         349882100   3,724      40,000  SH                SOLE                   40,000   0     0
GENERAL MLS INC            COM         370334104   3,555      87,952  SH                SOLE                   87,952   0     0
GOLDMAN SACHS
 GROUP INC                 COM         38141G104  11,952      93,700  SH                SOLE                   93,700   0     0
GREATBATCH INC       SDCV 2.250% 6/1   39153LAB2  19,683  19,689,000  PRN               SOLE               19,689,000   0     0
INTEL CORP                 COM         458140100   3,288     159,452  SH                SOLE                  159,452   0     0
INTUIT                     COM         461202103  10,497     176,500  SH                SOLE                  176,500   0     0
JDS UNIPHASE CORP    NOTE 1.000% 5/1   46612JAD3  15,933  16,000,000  PRN               SOLE               16,000,000   0     0
JOHNSON & JOHNSON          COM         478160104  11,363     162,098  SH                SOLE                  162,098   0     0
KELLOGG CO                 COM         487836108   3,717      66,560  SH                SOLE                   66,560   0     0
KINDER MORGAN INC
 DEL                 *W EXP 05/25/201  49456B119   3,001     794,000  SH                SOLE                  794,000   0     0
KINDER MORGAN INC
 DEL                       COM         49456B101  15,065     426,400  SH                SOLE                  426,400   0     0
MAXYGEN INC                COM         577776107     872     354,639  SH                SOLE                  354,639   0     0
MCDONALDS CORP             COM         580135101   3,545      40,184  SH                SOLE                   40,184   0     0
MEDTRONIC INC        NOTE 1.625% 4/1   585055AM8  37,861  37,850,000  PRN               SOLE               37,850,000   0     0
MSCI INC                   COM         55354G100  12,306     397,100  SH                SOLE                  397,100   0     0
NETAPP INC                 COM         64110D104   8,139     242,600  SH                SOLE                  242,600   0     0
NORFOLK SOUTHERN
 CORP                      COM         655844108   3,464      56,016  SH                SOLE                   56,016   0     0
ORACLE CORP                COM         68389X105   9,783     293,619  SH                SOLE                  293,619   0     0
PEPSICO INC                COM         713448108   3,464      50,622  SH                SOLE                   50,622   0     0
PROCTER & GAMBLE
 CO                        COM         742718109   3,418      50,343  SH                SOLE                   50,343   0     0
PROGRESSIVE CORP
 OHIO                      COM         743315103   8,575     406,400  SH                SOLE                  406,400   0     0
SANDISK CORP         NOTE 1.000% 5/1   80004CAC5  38,144  38,250,000  PRN               SOLE               38,250,000   0     0
SONIC CORP                 COM         835451105   5,868     563,700  SH                SOLE                  563,700   0     0
SYMANTEC CORP              COM         871503108  12,606     669,800  SH                SOLE                  669,800   0     0
SYSCO CORP                 COM         871829107  13,721     433,362  SH                SOLE                  433,362   0     0
TARGET CORP                COM         87612E106   8,444     142,700  SH                SOLE                  142,700   0     0
TIFFANY & CO NEW           COM         886547108   1,044      18,200  SH                SOLE                   18,200   0     0
TJX COS INC NEW            COM         872540109  10,532     248,100  SH                SOLE                  248,100   0     0
TRANSOCEAN LTD           REG SHS       H8817H100   7,739     173,279  SH                SOLE                  173,279   0     0
UNIVERSAL
 TECHNICAL INST INC        COM         913915104   5,920     589,619  SH                SOLE                  589,619   0     0
WAL-MART STORES
 INC                       COM         931142103   3,169      46,453  SH                SOLE                   46,453   0     0
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